Merchant Cash Advances, Loans and Related Receivables	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Merchant Cash Advances, Loans and Related Receivables	Trade and Other Receivables
When revenue is recognized, the Company records a receivable that is included in trade and other receivables on the consolidated balance sheet. Trade receivables and unbilled revenues, net of allowance for credit losses, were as follows:

	December 31, 2022	December 31, 2021	January 1, 2021
	$	$	$
Unbilled revenues, net	122,679	86,795	50,073
Trade receivables, net	79,976	40,342	13,449
Indirect taxes receivable	30,582	39,142	45,961
Other receivables	24,301	12,863	3,706
Accrued interest	15,517	13,067	7,563
	273,055	192,209	120,752

Unbilled revenues represent amounts not yet billed to merchants related to subscription fees for Plus merchants, transaction fees, and shipping and fulfillment charges, and amounts not yet billed to partners related to referral fees as at the consolidated balance sheet date.

The allowance for credit losses reflects the Company's best estimate of probable losses inherent in the unbilled revenues and trade receivables accounts. The Company determined the provision based on known troubled accounts, historical experience, supportable forecasts of collectibility and other currently available evidence.

Activity in the allowance for credit losses was as follows:

	Years ended
	December 31, 2022 $	December 31, 2021 $
Balance, beginning of the year	6,944	6,041
Provision for credit losses related to uncollectible receivables	17,856	6,069
Write-offs	(8,347)	(5,166)
Balance, end of the year	16,453	6,944
Merchant Cash Advances, Loans and Related Receivables

	December 31, 2022	December 31, 2021	January 1, 2021
	$	$	$
Merchant cash advances receivable, gross	420,381	439,289	218,840
Related receivables	—	—	819
Allowance for credit losses related to uncollectible merchant cash advances receivable	(49,425)	(38,264)	(15,816)
Loans receivable, gross	228,216	72,751	43,644
Allowance for credit losses related to uncollectible loans receivable	(19,058)	(3,054)	(2,764)
Merchant cash advances, loans and related receivables, net	580,114	470,722	244,723
Merchant Cash Advances

The following table summarizes the activities of the Company’s allowance for credit losses related to uncollectible merchant cash advances receivable:

	Years ended
	December 31, 2022	December 31, 2021
	$	$
Allowance, beginning of the year	38,264	15,816
Provision for credit losses related to uncollectible merchant cash advances receivable	43,440	36,719
Merchant cash advances receivable charged off, net of recoveries	(32,279)	(14,271)
Allowance, end of the year	49,425	38,264

Loans

The following table summarizes the activities of the Company’s allowance for credit losses related to uncollectible loans receivable:

	Years ended
	December 31, 2022	December 31, 2021
	$	$
Allowance, beginning of the year	3,054	2,764
Provision for credit losses related to uncollectible loans receivable	21,388	2,540
Loans receivable charged off, net of recoveries	(5,384)	(2,250)
Allowance, end of the year	19,058	3,054

The following table presents the delinquency status of the principal amount of merchant loans by year of origination. The delinquency status is determined based on the number of days past the expected or contractual repayment date for which the Company anticipates to receive the amounts outstanding. The "current" category represents balances that are within 29 days of the contractual repayment dates, or within 29 days of the expected repayment date.

	December 31, 2022
	Total	Percent
Current	$214,869	94.2%
30-59 Days	2,068	0.9%
60-89 Days	1,623	0.7%
90-179 Days	3,651	1.6%
180+ Days	6,005	2.6%
Total	$228,216	100.0%

	December 31, 2021
	Total	Percent
Current	$69,350	95.3%
30-59 Days	1,114	1.5%
60-89 Days	419	0.6%
90-179 Days	576	0.8%
180+ Days	1,292	1.8%
Total	$72,751	100.0%
The Company maintains an internal monitoring list related to its outstanding loans. A merchant's ability and willingness to repay the financing receivables outstanding under the program is analyzed for a variety of factors that include, but are not limited to: current or expected age of the financing, merchant subscription or financing status, merchant GMV trends and other changes to merchant credit profiles. The Company charges off receivables outstanding under the program when the merchant receivable is included on its internal monitoring list for a period of 90 consecutive days.